Equipment and Leasehold Improvements, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 1,201,921	$ 1,089,182
Less accumulated depreciation	(924,014)	(830,780)
Equipment and leasehold improvements, net	277,907	258,402	258,273
Equipment and leasehold improvements, net (Textual) [Abstract]
Depreciation expense	107,470	113,910	111,966
Unamortized software assets	57,960	40,993
Computer Equipment [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	967,381	866,691
Leaseholds improvements [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	174,568	164,781
Furniture, Fixtures and Other [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 59,972	$ 57,710